Condensed Consolidated Balance Sheets - USD ($)		Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents		$ 47,864,037	$ 114,454,844
Restricted cash			197,096
Short-term investments		8,044,415	12,788,629
Accounts receivable, net		31,904,860	21,120,795
Advance to suppliers, net		85,801,726	38,602,304
Receivables from supply chain solutions		34,005,851	59,167,029
Inventories		25,321,304	30,953,583
Prepaid expenses and other current assets		14,575,029	16,018,778
TOTAL CURRENT ASSETS		247,517,222	293,303,058
NON-CURRENT ASSETS:
Property and equipment, net		721,621	881,276
Intangible assets, net		430,354	882,828
Right-of-use assets, net		2,182,671	2,384,590
Equity investments		319,275	368,528
Goodwill		17,253,427	17,659,983
Deferred tax assets, net		408,935	418,571
TOTAL NON-CURRENT ASSETS		21,316,283	22,595,776
TOTAL ASSETS		268,833,505	315,898,834
CURRENT LIABILITIES:
Accounts payable		15,371,048	45,463,753
Short-term bank loans		2,752,092	1,971,859
Accrued expenses and other current liabilities		2,948,837	7,245,358
Operating lease liabilities - current		976,889	861,087
Payables to supply chain solutions		4,295,683	12,947,708
Advances from customer		27,828,709	38,153,915
Taxes payable		4,126,779	4,145,920
Liabilities of financial guarantee		21,821	22,335
TOTAL CURRENT LIABILITIES		58,590,187	111,086,587
Operating lease liabilities – non-current		1,386,557	1,643,076
Deferred tax liabilities		29,516	114,650
TOTAL NON-CURRENT LIABILITIES		1,416,073	1,757,726
TOTAL LIABILITIES		60,006,260	112,844,313
SHAREHOLDERS’ EQUITY:*
Treasury shares	[1]	(228,240)	(261,592)
Additional paid-in capital	[1]	130,535,082	130,535,082
Retained earnings	[1]	78,009,782	68,395,637
Statutory reserves	[1]	12,253,635	11,564,250
Accumulated other comprehensive loss	[1]	(16,060,474)	(11,474,682)
COMMON SHAREHOLDERS’ EQUITY	[1]	204,549,961	198,798,871
Non-controlling interests	[1]	4,277,284	4,255,650
TOTAL SHAREHOLDERS’ EQUITY	[1]	208,827,245	203,054,521
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	[1]	268,833,505	315,898,834
Related Party
CURRENT LIABILITIES:
Due to related parties - current		268,329	274,652
Class A Common Stock
SHAREHOLDERS’ EQUITY:*
Common stock	[1]	40,176	40,176
Class B Common Stock
SHAREHOLDERS’ EQUITY:*
Common stock	[1]

[1]	The financial statements give retroactive effect to the May 18, 2023 one-for-ten reverse share split.